Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2021	Dec. 31, 2020
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	42.00%	43.00%
Debt instruments	21.00%	22.00%
Others	37.00%	35.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Debt instruments	94.00%	95.00%
Others	6.00%	5.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	74.00%	68.00%
Debt instruments	26.00%	32.00%
Total	100.00%	100.00%